UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-05037

 NAME OF REGISTRANT:                     Professionally Managed Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Eric W. Falkeis
                                         Professionally Managed Portfolios
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          (414) 765-5301

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


GoodHaven Fund
--------------------------------------------------------------------------------------------------------------------------
 SYSTEMAX INC.                                                                               Agenda Number:  933439588
--------------------------------------------------------------------------------------------------------------------------
        Security:  871851101
    Meeting Type:  Annual
    Meeting Date:  10-Jun-2011
          Ticker:  SYX
            ISIN:  US8718511012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD LEEDS                                             Mgmt          For                            For
       BRUCE LEEDS                                               Mgmt          For                            For
       ROBERT LEEDS                                              Mgmt          For                            For
       LAWRENCE P. REINHOLD                                      Mgmt          For                            For
       STACY S. DICK                                             Mgmt          For                            For
       ROBERT D. ROSENTHAL                                       Mgmt          For                            For
       MARIE ADLER-KRAVECAS                                      Mgmt          For                            For

02     THE ADOPTION, ON AN ADVISORY BASIS, OF A RESOLUTION       Mgmt          For                            For
       APPROVING THE COMPENSATION OF THE NAMED EXECUTIVE
       OFFICERS OF SYSTEMAX INC. AS DESCRIBED IN THE
       "EXECUTIVE COMPENSATION" SECTION OF THE 2011
       PROXY STATEMENT.

03     THE SELECTION, ON AN ADVISORY BASIS, OF THE               Mgmt          3 Years                        For
       FREQUENCY OF THE STOCKHOLDER VOTE ON THE COMPENSATION
       OF SYSTEMAX INC.'S NAMED EXECUTIVE OFFICERS.

04     A PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST             Mgmt          For                            For
       & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTS FOR FISCAL YEAR 2011.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Professionally Managed Portfolio
By (Signature)       /s/ Eric W. Falkeis
Name                 Eric W. Falkeis
Title                President
Date                 08/26/2011